Segment Information - Financial Data (Details) - Summit Materials, LLC $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016 USD ($) segment	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($) Segment	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)
Segment Information
Number of operating segments	3		3
Total revenue	$ 673,653	$ 558,930	$ 1,432,297	$ 1,204,231	$ 916,201
Adjusted EBITDA	123,158	76,793	287,528	189,033	130,047
Interest expense	46,649	41,213	83,757	86,742	56,443
Depreciation, depletion and amortization	68,938	52,749	118,321	86,955	72,217
Accretion	830	763	1,402	871	717
Initial public offering costs	24,751	28,296	28,296
Loss on debt financings		31,672	71,631		3,115
Acquisition transaction expenses	3,606	7,740	9,519	8,554	3,990
Management fees and expenses		1,046	1,046	4,933	2,620
Non-cash compensation	5,065	2,569	5,448	2,235	2,315
Other	(3,008)	(829)
Income (loss) from operations before taxes	(29,689)	(90,084)	(18,322)	(13,336)	(105,798)
Total capital expenditures	91,669	43,379	88,950	76,162	65,999
Total depreciation, depletion, amortization and accretion	69,768	53,512	119,723	87,826	72,934
Total assets	2,701,478		2,395,162	1,712,653	1,234,414
West Segment [Member]
Segment Information
Total revenue	349,994	335,742
East Segment [Member]
Segment Information
Total revenue	210,054	175,003
Cement [Member]
Segment Information
Total revenue	113,605	48,185
Operating Segments [Member]
Segment Information
Total capital expenditures	89,347	41,475	83,315	71,629	62,639
Total depreciation, depletion, amortization and accretion	68,491	52,454	117,408	86,358	72,468
Total assets	2,691,159		2,210,607	1,689,428	1,219,649
Operating Segments [Member] | West Segment [Member]
Segment Information
Total revenue			804,503	665,716	426,195
Adjusted EBITDA	63,864	51,690	150,764	102,272	42,300
Total capital expenditures	49,645	18,037	39,896	31,968	21,856
Total depreciation, depletion, amortization and accretion	32,222	24,722	53,727	33,271	24,167
Total assets	929,077		821,479	771,234	376,190
Operating Segments [Member] | East Segment [Member]
Segment Information
Total revenue			432,310	432,942	398,302
Adjusted EBITDA	38,847	26,081	92,303	73,822	67,146
Total capital expenditures	26,874	15,753	26,268	23,702	15,189
Total depreciation, depletion, amortization and accretion	22,741	19,495	38,923	38,035	36,489
Total assets	878,577		545,187	$ 553,843	$ 482,380
Operating Segments [Member] | Cement [Member]
Segment Information
Adjusted EBITDA	38,564	12,343
Total capital expenditures	12,828	7,685
Total depreciation, depletion, amortization and accretion	13,528	8,237
Total assets	883,505		843,941
Corporate and other
Segment Information
Adjusted EBITDA	(18,117)	(13,321)
Total capital expenditures	2,322	1,904
Total depreciation, depletion, amortization and accretion	1,277	$ 1,058
Total assets	$ 10,319		$ 184,555